Related Party Transactions - Amounts Due from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Total in gross amounts	¥ 331,531	$ 46,696	¥ 426,059
Less: allowance for credit losses	(9,194)	(1,295)	(11,872)
Total in net amounts	322,337	45,401	414,187
Loans Receivable
Related Party Transaction
Total in gross amounts	85,754	12,077	43,031
Less: allowance for credit losses	(14,200)	(2,000)	(13,794)
Total in net amounts	71,554	10,077	29,237
Gopher Asset Management Co., Ltd.
Related Party Transaction
Total in gross amounts	238,033	33,527	317,969
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction
Total in gross amounts	11,075	1,560	13,940
Gopher Capital GP Ltd
Related Party Transaction
Total in gross amounts	93,498	13,169	108,090
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction
Total in gross amounts	¥ 74,679	$ 10,517	¥ 29,091